UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Federated Bond Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Investors spent the year anguishing over a White House bent on imposing new onerous regulations and expanding Federal spending programs and higher taxes, and a Congress unable to find direction. In the second half, investors were particularly worrying about the November election and the “fiscal cliff” at year-end, and consequently they moved to reduce risk and search for income. Treasury interest rates were down very slightly for the year while corporate borrowing and residential mortgage rates continued to fall precipitously on investors’ search for yield in the bond markets. The Federal Reserve continued to pursue an aggressive easing policy, and late in the year announced a move to switch to an economic target for monetary policy (6.5% unemployment rate) instead of a time-based target, effectively insuring that monetary policy would remain highly accommodative until the unemployment rate hits that level. The announcement was seen as a better means to communicate monetary policy targets and avoid continually having to update time-based targets.

The Treasury yield curve steepened slightly during the year with the 30-year Treasury yield rising 6 basis points while short-term rates held steady. The intermediate part of the yield curve (the 5- to 10-year part) actually fell 10-20 basis points by year-end. The Barclays U.S. Aggregate Bond Index produced a total return of 4.21% for 2012. The Barclays High Yield Index produced a total return of 15.81% last year, while the Barclays Emerging Markets Index returned 17.95%. The Barclays CMBS Index returned 9.66% in 2012 while U.S. Treasuries returned 1.99%.

The Great-West Federated Bond Fund (Initial Class shares) returned 6.08% in 2012, outperforming its benchmark (the Barclays U.S. Aggregate Bond Index) by a significant margin for the year. Sector management was the largest positive contributor to performance, while security selection added a tiny bit. Duration and yield curve management detracted slightly from performance. The outperformance from sector management was due to our overweights in high yield bonds, investment-grade corporates, commercial mortgage-backed securities, Treasury Inflation-Protected Securities (“TIPs”), and emerging markets bonds. The lower credit quality of the portfolio compared to the benchmark significantly helped performance, along with the higher yield of these sectors.

Duration management was a slight drag on performance due to positioning of the Fund’s overall duration during the year. Unfortunately we held the Fund’s overall interest rate sensitivity (or effective duration) below that of the benchmark in a declining interest rate environment. The Fund used Treasury futures to manage duration and yield curve exposures during the quarter. Futures had a negative effect on the Fund’s total return. Security selection of Treasury futures did have a slight positive effect on performance.

Security selection in the overall portfolio was good, notably in the commercial mortgage-backed securities, high yield, and emerging market areas of the portfolio. Timing of portfolio trades detracted from performance slightly. Dragging down performance (and offsetting the positives) was security selection in the Treasury and mortgage-backed securities area.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00
2003*	9,980.00	10,018.00
2004	10,317.32	10,452.68
2005	10,500.97	10,706.58
2006	10,965.12	11,170.17
2007	11,697.59	11,948.73
2008	11,924.52	12,574.85
2009	13,483.05	13,320.53
2010	14,410.71	14,191.70
2011	15,253.74	15,304.33
2012	16,181.17	15,948.64

*For the period from May 21, 2003 through December 31, 2003.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Since Inception (5/21/2003)
Initial Class	6.08%	6.71%	5.11%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2012

Moody’s Rating	% of Fund Investments
A1	2.29%
A2	2.15%
A3	3.49%
Aa2	0.87%
Aa3	1.29%
Aaa	65.36%
B1	0.83%
B2	0.80%

B3	1.60%
Ba1	0.65%
Ba2	0.33%
Ba3	0.64%
Baa1	3.22%
Baa2	5.71%
Baa3	2.17%
Caa	0.03%
Caa1	1.26%
Caa2	0.29%
Caa3	0.04%
Withdrawn Rating	0.14%
Not Rated	2.19%
Common Stock	0.01%
Short Term Investments	4.64%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 - 12/31/12)

Actual	$1,000.00	$1,032.60	$3.56

Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.54

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 9.37%
	Ally Master Owner Trust(a)
	Series 2010-1, Class A
$4,000,000	1.96%, 01/15/2015(b)	$4,002,748
	Series 2011-1, Class A1
2,150,000	1.08%, 01/15/2016	2,164,033
	Series 2011-4, Class A1
2,900,000	1.01%, 09/15/2016	2,922,469
	Series 2010-4, Class A
4,000,000	1.28%, 08/15/2017	4,066,536
	American Express Credit Account Master Trust(a)
	Series 2010-1, Class B
2,000,000	0.81%, 11/16/2015	2,002,354
	Series 2012-4, Class C
2,575,000	1.01%, 05/15/2020(b)	2,575,430
3,800,000	BMW Floorplan Master Owner Trust
	Series 2012-1A, Class A(a)(b)
	0.61%, 09/15/2017	3,806,578
5,000,000	Citibank Omni Master Trust
	Series 2009-A14A, Class A14(a)(b)
	2.96%, 08/15/2018	5,201,430
1,200,000	Discover Card Master Trust
	Series 2012-B3, Class B3(a)
	4.79%, 05/15/2018	1,200,000
	Ford Credit Floorplan Master Owner Trust(a)
	Series 2012-1, Class A
2,000,000	0.68%, 01/15/2016	2,006,742
	Series 2011-1, Class A2
1,675,000	0.81%, 02/15/2016	1,681,916
	Series 2010-3, Class A2
4,000,000	1.91%, 02/15/2017(b)	4,115,972
	GE Dealer Floorplan Master Note Trust(a)
	Series 2012, Class A
4,000,000	0.78%, 02/20/2017	4,019,844
	Series 2012-3, Class A
3,000,000	0.70%, 06/20/2017	3,013,455
2,000,000	Nissan Master Owner Trust Receivables
	Series 2010-AA, Class A(a)(b)
	1.36%, 01/15/2015	2,000,808
	SMART Trust/Australia(a)
	Series 2011-2USA, Class A2B
392,042	0.96%, 11/14/2013(b)	392,194
	Series 2012-4US, Class A4B
1,000,000	0.91%, 08/14/2018	1,000,002

		46,172,511

Basic Materials — 1.16%
384,000	Albemarle Corp
	5.10%, 02/01/2015	412,573
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017	229,128
250,000	4.45%, 09/27/2020	264,810
315,000	AngloGold Ashanti Holdings PLC
	5.13%, 08/01/2022	319,247

Principal Amount		Value

Basic Materials — (continued)
$200,000	Braskem Finance Ltd(b)
	5.75%, 04/15/2021	$210,500
200,000	Carpenter Technology Corp
	5.20%, 07/15/2021	208,671
200,000	Corp Nacional del Cobre de Chile(b)
	3.00%, 07/17/2022	202,221
235,000	Ecolab Inc
	4.35%, 12/08/2021	262,303
75,000	Ferro Corp
	7.88%, 08/15/2018	67,688
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020	245,691
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
50,000	8.88%, 02/01/2018	51,375
75,000	9.00%, 11/15/2020	68,438
40,000	Huntsman International LLC(c)
	5.50%, 06/30/2016	40,050
250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019	286,597
75,000	Longview Fibre Paper & Packaging Inc(b)
	8.00%, 06/01/2016	78,750
200,000	Mexichem SAB de CV(b)
	4.88%, 09/19/2022	215,500
50,000	Momentive Performance Materials Inc(b)
	10.00%, 10/15/2020	49,250
125,000	OMNOVA Solutions Inc
	7.88%, 11/01/2018	128,906
155,000	Praxair Inc
	4.63%, 03/30/2015	168,757
200,000	PTT Global Chemical PCL(b)
	4.25%, 09/19/2022	207,158
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018	124,812
200,000	Rohm & Haas Co
	6.00%, 09/15/2017	236,934
	RPM International Inc
225,000	6.50%, 02/15/2018	263,414
110,000	6.13%, 10/15/2019	128,407
200,000	Samarco Mineracao SA(b)
	4.13%, 11/01/2022	203,500
500,000	Sherwin-Williams Co
	3.13%, 12/15/2014	523,331
	Southern Copper Corp
250,000	6.75%, 04/16/2040	300,969
100,000	5.25%, 11/08/2042	100,083
100,000	Volcan Cia Minera SAA(b)
	5.38%, 02/02/2022	110,500

		5,709,563

Communications — 3.09%
150,000	AMC Networks Inc
	4.75%, 12/15/2022	150,750
	America Movil SAB de CV
250,000	5.75%, 01/15/2015	274,369
100,000	5.00%, 10/16/2019	116,012

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Communications — (continued)
$420,000	AT&T Inc
	4.45%, 05/15/2021	$485,041
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	7.25%, 10/30/2017	109,000
50,000	7.38%, 06/01/2020	55,500
50,000	6.63%, 01/31/2022	54,625
75,000	5.13%, 02/15/2023	74,813
75,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
	6.38%, 09/15/2020	78,094
	Cisco Systems Inc
100,000	5.50%, 02/22/2016	114,305
400,000	3.15%, 03/14/2017	434,468
150,000	Clear Channel Communications Inc
	9.00%, 03/01/2021	133,875
	Clear Channel Worldwide Holdings Inc
150,000	7.63%, 03/15/2020	151,125
125,000	6.50%, 11/15/2022(b)	129,687
125,000	CommScope Inc(b)
	8.25%, 01/15/2019	136,875
800,000	Corning Inc
	4.75%, 03/15/2042	842,474
112,000	COX Communications Inc
	5.45%, 12/15/2014	122,146
175,000	Crown Media Holdings Inc
	10.50%, 07/15/2019	197,094
100,000	Cumulus Media Holdings Inc(c)
	7.75%, 05/01/2019	98,250
200,000	Digicel Group Ltd(b)
	10.50%, 04/15/2018	220,000
150,000	Digicel Ltd(b)
	8.25%, 09/01/2017	160,500
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	5.00%, 03/01/2021	560,890
250,000	Discovery Communications LLC
	5.05%, 06/01/2020	289,288
175,000	DISH DBS Corp
	5.88%, 07/15/2022	188,125
75,000	Entercom Radio LLC
	10.50%, 12/01/2019	82,500
78,000	Entravision Communications Corp
	8.75%, 08/01/2017	84,630
	Grupo Televisa SAB
350,000	6.63%, 03/18/2025	451,974
150,000	6.63%, 01/15/2040	191,369
500,000	Historic TW Inc
	6.88%, 06/15/2018	630,092
50,000	IAC/InterActiveCorp(b)
	4.75%, 12/15/2022	49,750
	Intelsat Jackson Holdings SA
225,000	7.50%, 04/01/2021	248,062
50,000	6.63%, 12/15/2022(b)	51,625
300,000	Interpublic Group of Cos Inc
	2.25%, 11/15/2017	295,683
100,000	Juniper Networks Inc
	5.95%, 03/15/2041	113,874

Principal Amount			Value

Communications — (continued)
$75,000	Lamar Media Corp(b)
	5.00%, 05/01/2023	$	77,063
75,000	Level 3 Communications Inc(b)
	8.88%, 06/01/2019		79,875
	Level 3 Financing Inc
50,000	7.00%, 06/01/2020(b)		52,250
100,000	8.63%, 07/15/2020		111,000
100,000	MetroPCS Wireless Inc
	7.88%, 09/01/2018		108,250
300,000	New Cingular Wireless Services Inc
	8.75%, 03/01/2031		486,761
1,150,000	News America Inc
	8.00%, 10/17/2016		1,416,814
50,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc
	8.88%, 04/15/2017		54,875
175,000	Nielsen Finance LLC / Nielsen Finance Co(b)
	4.50%, 10/01/2020		174,125
200,000	Qtel International Finance Ltd(b)
	4.75%, 02/16/2021		226,000
75,000	Sirius XM Radio Inc(b)
	5.25%, 08/15/2022		75,750
50,000	Sitel LLC / Sitel Finance Corp
	11.50%, 04/01/2018		35,250
325,000	Sprint Capital Corp
	6.88%, 11/15/2028		338,000
	Sprint Nextel Corp
100,000	7.00%, 03/01/2020(b)		116,250
200,000	6.00%, 11/15/2022		205,500
150,000	Syniverse Holdings Inc
	9.13%, 01/15/2019		160,125
500,000	Telefonaktiebolaget LM Ericsson
	4.13%, 05/15/2022		519,647
	Telefonica Emisiones SAU
250,000	5.86%, 02/04/2013		250,875
300,000	7.05%, 06/20/2036		324,000
100,000	Telemar Norte Leste SA(b)
	5.50%, 10/23/2020		104,000
100,000	Telemovil Finance Co Ltd(b)
	8.00%, 10/01/2017		107,750
	Time Warner Inc
250,000	3.40%, 06/15/2022		260,770
250,000	6.10%, 07/15/2040		302,679
75,000	Townsquare Radio LLC / Townsquare Radio Inc(b)
	9.00%, 04/01/2019		82,313
75,000	Truven Health Analytics Inc(b)
	10.63%, 06/01/2020		79,875
750,000	Viacom Inc
	2.50%, 12/15/2016		782,005
200,000	VimpelCom Holdings BV(b)
	7.50%, 03/01/2022		229,250
125,000	Visant Corp
	10.00%, 10/01/2017		112,188
180,000	Walt Disney Co
	3.75%, 06/01/2021		198,897
650,000	WPP Finance 2010
	5.13%, 09/07/2042		635,504

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Communications — (continued)
$125,000	XM Satellite Radio Inc(b)
	7.63%, 11/01/2018	$	139,375

			15,223,881

Consumer, Non-cyclical — 3.36%
50,000	Altegrity Inc(b)(d)
	11.75%, 05/01/2016		37,000
34,000	Altria Group Inc
	9.25%, 08/06/2019		47,299
100,000	ARAMARK Corp(a)
	3.86%, 02/01/2015		99,625
125,000	ARAMARK Holdings Corp(b)
	8.63%, 05/01/2016		127,970
500,000	Bacardi Ltd(b)
	7.45%, 04/01/2014		539,441
	Biomet Inc(b)
100,000	6.50%, 08/01/2020		106,250
150,000	6.50%, 10/01/2020		149,062
100,000	Boston Scientific Corp
	4.50%, 01/15/2015		106,294
450,000	Bottling Group LLC
	5.50%, 04/01/2016		514,231
100,000	CDRT Holding Corp(b)
	9.25%, 10/01/2017		102,000
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020		338,274
100,000	Constellation Brands Inc
	6.00%, 05/01/2022		114,500
100,000	CoreLogic Inc/United States
	7.25%, 06/01/2021		108,750
50,000	CRC Health Corp(d)
	10.75%, 02/01/2016		48,750
150,000	Dean Foods Co
	9.75%, 12/15/2018		172,500
175,000	Del Monte Corp
	7.63%, 02/15/2019		182,437
	DJO Finance LLC / DJO Finance Corp
50,000	9.75%, 10/15/2017		44,500
150,000	7.75%, 04/15/2018		144,375
50,000	9.88%, 04/15/2018(b)		51,625
300,000	Eli Lilly & Co
	5.20%, 03/15/2017		350,129
175,000	Emergency Medical Services Corp
	8.13%, 06/01/2019		192,172
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017		287,040
700,000	5.25%, 10/01/2020		800,496
125,000	Garda World Security Corp(b)
	9.75%, 03/15/2017		130,938
75,000	Grifols Inc
	8.25%, 02/01/2018		82,594
110,000	Grupo Bimbo SAB de CV(b)
	4.50%, 01/25/2022		120,209
175,000	HCA Holdings Inc
	6.25%, 02/15/2021		179,375
	HCA Inc
350,000	7.50%, 02/15/2022		400,750
100,000	5.88%, 03/15/2022		108,750

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$50,000	Hologic Inc(b)
	6.25%, 08/01/2020	$	53,875
125,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019		118,125
75,000	Igloo Holdings Corp(b)
	8.25%, 12/15/2017		74,063
150,000	Interactive Data Corp
	10.25%, 08/01/2018		168,937
50,000	Jaguar Holding Co I(b)
	9.38%, 10/15/2017		52,500
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b)
	9.50%, 12/01/2019		113,500
300,000	Kellogg Co
	4.25%, 03/06/2013		301,990
50,000	Knowledge Universe Education LLC(b)
	7.75%, 02/01/2015		46,250
225,000	Kroger Co
	5.00%, 04/15/2013		227,874
145,000	Laboratory Corp of America Holdings
	3.75%, 08/23/2022		153,768
100,000	Lender Processing Services Inc
	5.75%, 04/15/2023		103,750
250,000	Life Technologies Corp
	3.38%, 03/01/2013		250,754
125,000	Logo Merger Sub Corp(b)
	8.38%, 10/15/2020		125,625
840,000	Lorillard Tobacco Co
	7.00%, 08/04/2041		1,019,900
225,000	Michael Foods Group Inc
	9.75%, 07/15/2018		248,625
75,000	Michael Foods Holding Inc(b)
	8.50%, 07/15/2018		76,500
	Mondelez International Inc
250,000	5.25%, 10/01/2013		257,950
250,000	6.50%, 02/09/2040		335,838
75,000	Monitronics International Inc
	9.13%, 04/01/2020		77,250
100,000	Moody’s Corp
	5.50%, 09/01/2020		111,512
150,000	MultiPlan Inc(b)
	9.88%, 09/01/2018		167,250
125,000	Omnicare Inc
	7.75%, 06/01/2020		138,750
250,000	PepsiCo Inc
	4.65%, 02/15/2013		251,367
450,000	Pernod-Ricard SA(b)
	4.25%, 07/15/2022		494,532
150,000	Pharmacia Corp
	6.50%, 12/01/2018		192,310
450,000	Philip Morris International Inc
	5.65%, 05/16/2018		545,574
75,000	Physiotherapy Associates Holdings Inc(b)
	11.88%, 05/01/2019		66,750

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$150,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
	8.25%, 09/01/2017	$	159,750
50,000	Prestige Brands Inc
	8.13%, 02/01/2020		55,625
75,000	PSS World Medical Inc
	6.38%, 03/01/2022		88,500
200,000	Quest Diagnostics Inc
	6.40%, 07/01/2017		235,610
200,000	Reynolds American Inc
	7.75%, 06/01/2018		256,611
	Reynolds Group Issuer Inc
100,000	9.00%, 04/15/2019		104,000
200,000	9.88%, 08/15/2019		214,000
200,000	5.75%, 10/15/2020(b)		206,500
100,000	8.25%, 02/15/2021		101,500
350,000	SABMiller Holdings Inc(b)
	2.45%, 01/15/2017		364,838
	ServiceMaster Co/TN
100,000	8.00%, 02/15/2020		104,250
125,000	7.00%, 08/15/2020(b)		125,313
50,000	7.45%, 08/15/2027		40,500
125,000	Smithfield Foods Inc
	7.75%, 07/01/2017		145,625
175,000	Spectrum Brands Inc(b)
	6.75%, 03/15/2020		187,250
200,000	Sysco Corp
	4.20%, 02/12/2013		200,790
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018(b)		51,625
150,000	9.63%, 06/15/2018		158,625
500,000	Tyson Foods Inc
	4.50%, 06/15/2022		541,258
	United Rentals North America Inc
50,000	5.75%, 07/15/2018(b)		53,875
100,000	8.38%, 09/15/2020		110,750
125,000	United Surgical Partners International Inc
	9.00%, 04/01/2020		138,750
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018		486,874
150,000	Universal Hospital Services Inc(b)
	7.63%, 08/15/2020		158,062
275,000	US Foods Inc(b)
	8.50%, 06/30/2019		280,500
175,000	Vanguard Health Holding Co II LLC / Vanguard Holding Co II Inc
	8.00%, 02/01/2018		181,125
150,000	Verisk Analytics Inc
	4.13%, 09/12/2022		153,597
100,000	Yankee Candle Co Inc
	9.75%, 02/15/2017		104,126
100,000	YCC Holdings LLC / Yankee Finance Inc
	10.25%, 02/15/2016		103,260

			16,575,544

Principal Amount			Value

Convertible Preferred Stock — 2.39%
$125,000	Academy Ltd / Academy Finance Corp(b)
	9.25%, 08/01/2019	$	138,750
650,000	Advance Auto Parts Inc
	4.50%, 01/15/2022		678,606
	Affinia Group Inc
100,000	9.00%, 11/30/2014		100,000
18,000	10.75%, 08/15/2016(b)		19,508
100,000	Affinity Gaming LLC/Affinity Gaming Finance Corp(b)
	9.00%, 05/15/2018		104,500
75,000	Allison Transmission Inc(b)
	7.13%, 05/15/2019		80,063
150,000	American Axle & Manufacturing Inc
	7.75%, 11/15/2019		162,750
117,000	American Casino & Entertainment Properties LLC / ACEP Finance Corp
	11.00%, 06/15/2014		120,217
175,000	Best Buy Co Inc
	7.25%, 07/15/2013		177,187
150,000	Caesars Entertainment Operating Co Inc
	11.25%, 06/01/2017		160,687
75,000	Chester Downs & Marina LLC(b)
	9.25%, 02/01/2020		73,688
50,000	Choice Hotels International Inc
	5.75%, 07/01/2022		55,375
	Cinemark USA Inc
100,000	8.63%, 06/15/2019		110,750
50,000	5.13%, 12/15/2022(b)		50,625
75,000	Cooper-Standard Automotive Inc
	8.50%, 05/01/2018		80,625
	Daimler Finance North America LLC
185,000	6.50%, 11/15/2013		194,202
150,000	0.92%, 03/28/2014(a)(b)		150,316
1,050,000	1.65%, 04/10/2015(b)		1,062,879
750,000	2.95%, 01/11/2017(b)		785,820
125,000	DineEquity Inc
	9.50%, 10/30/2018		142,031
150,000	Exide Technologies(c)
	8.63%, 02/01/2018		127,125
100,000	General Motors Corp Escrow(d)(e)(f)(g)(h)(i)
	0.00%, Perpetual		0
75,000	Gymboree Corp
	9.13%, 12/01/2018		66,750
	Hillman Group Inc
50,000	10.88%, 05/31/2018(b)		53,750
100,000	10.88%, 06/01/2018		107,500
750,000	Home Depot Inc
	5.40%, 03/01/2016		856,812
75,000	IDQ Holdings Inc(b)
	11.50%, 04/01/2017		80,813
125,000	International Automotive Components Group SA(b)
	9.13%, 06/01/2018		115,938
75,000	Jo-Ann Stores Holdings Inc(b)
	9.75%, 10/15/2019		75,656

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Convertible Preferred Stock — (continued)
$150,000	Jo-Ann Stores Inc(b)
	8.13%, 03/15/2019	$	152,625
100,000	Libbey Glass Inc
	6.88%, 05/15/2020		107,500
100,000	Ltd Brands Inc
	5.63%, 02/15/2022		108,750
325,000	Marriott International Inc
	3.00%, 03/01/2019		334,492
	MGM Resorts International
75,000	7.50%, 06/01/2016		80,438
50,000	6.75%, 10/01/2020(b)		51,063
150,000	7.75%, 03/15/2022		160,500
100,000	Michaels Stores Inc
	7.75%, 11/01/2018		109,750
50,000	New Academy Finance Co LLC / New Academy Finance Corp(b)
	8.00%, 06/15/2018		50,625
1,000,000	Nissan Motor Acceptance Corp(b)
	1.95%, 09/12/2017		1,013,662
125,000	Norcraft Cos LP / Norcraft Finance Corp
	10.50%, 12/15/2015		125,937
125,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc
	10.50%, 01/15/2020		145,000
50,000	Penske Automotive Group Inc(b)
	5.75%, 10/01/2022		51,500
100,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018		111,000
125,000	Petco Holdings Inc(b)
	8.50%, 10/15/2017		128,437
125,000	Pittsburgh Glass Works LLC(b)
	8.50%, 04/15/2016		115,000
50,000	PVH Corp
	4.50%, 12/15/2022		50,500
125,000	Royal Caribbean Cruises Ltd
	5.25%, 11/15/2022		132,187
100,000	Sally Holdings LLC / Sally Capital Inc
	6.88%, 11/15/2019		110,500
200,000	Schaeffler Finance BV(b)
	7.75%, 02/15/2017		222,000
125,000	Seminole Hard Rock Entertainment Inc(a)(b)
	2.83%, 03/15/2014		124,062
20,000	Seminole Indian Tribe of Florida(b)
	7.80%, 10/01/2020		20,548
100,000	Serta Simmons Holdings LLC(b)
	8.13%, 10/01/2020		100,000
50,000	Shearer’s Foods LLC / Chip Fin Corp(b)
	9.00%, 11/01/2019		52,500
75,000	Six Flags Entertainment Corp(b)
	5.25%, 01/15/2021		75,000
84,000	Suburban Propane Partners LP/Suburban Energy Finance Corp
	7.50%, 10/01/2018		90,510

Principal Amount			Value

Convertible Preferred Stock — (continued)
$50,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(b)
	8.63%, 04/15/2016	$	53,625
91,000	Tomkins LLC / Tomkins Inc
	9.00%, 10/01/2018		101,920
75,000	Tower Automotive Holdings USA LLC / TA Holdings Finance Inc(b)
	10.63%, 09/01/2017		82,125
175,000	UCI International Inc
	8.63%, 02/15/2019		173,469
600,000	Volkswagen International Finance NV(b)
	2.38%, 03/22/2017		617,988
150,000	VWR Funding Inc(b)
	7.25%, 09/15/2017		157,500
	Wal-Mart Stores Inc
100,000	4.25%, 04/15/2013		101,117
225,000	6.20%, 04/15/2038		305,741
150,000	5.63%, 04/15/2041		196,437
200,000	Whirlpool Corp
	5.50%, 03/01/2013		201,606
50,000	Wolverine World Wide Inc(b)
	6.13%, 10/15/2020		52,500

			11,801,037

Diversified — 0.25%
250,000	Hutchison Whampoa International 09 Ltd(b)
	7.63%, 04/09/2019		322,267
750,000	Hutchison Whampoa International 11 Ltd(b)
	3.50%, 01/13/2017		795,836
100,000	Hutchison Whampoa International 12 Ltd(a)(i)
	6.00%, Perpetual		106,000

			1,224,103

Energy — 3.60%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022		80,812
125,000	4.88%, 05/15/2023		126,875
50,000	Antero Resources Finance Corp(b)
	6.00%, 12/01/2020		50,625
50,000	ATP Oil & Gas Corp/United States(j)
	11.88%, 05/01/2015		5,500
50,000	Basic Energy Services Inc
	7.75%, 02/15/2019		49,750
50,000	BP Capital Markets PLC
	3.13%, 10/01/2015		53,077
400,000	Canadian Natural Resources Ltd
	5.85%, 02/01/2035		491,460
100,000	Carrizo Oil & Gas Inc
	7.50%, 09/15/2020		102,750
	Chaparral Energy Inc
50,000	9.88%, 10/01/2020		56,875

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Energy — (continued)
$75,000	7.63%, 11/15/2022	$	78,750
	Chesapeake Energy Corp
125,000	6.78%, 03/15/2019		125,156
75,000	6.88%, 11/15/2020		81,281
100,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc(b)
	6.63%, 11/15/2019		94,250
125,000	Cie Generale de Geophysique - Veritas
	7.75%, 05/15/2017		130,000
500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041		648,667
50,000	Concho Resources Inc
	7.00%, 01/15/2021		55,750
130,000	Conoco Funding Co
	7.25%, 10/15/2031		191,528
500,000	ConocoPhillips Australia Funding Co
	5.50%, 04/15/2013		506,991
100,000	Copano Energy LLC / Copano Energy Finance Corp
	7.13%, 04/01/2021		107,375
	El Paso LLC
50,000	7.25%, 06/01/2018		57,792
75,000	6.50%, 09/15/2020		84,685
	Enbridge Energy Partners LP
600,000	4.75%, 06/01/2013		644,943
690,000	5.50%, 09/15/2040		765,339
155,000	Enbridge Inc
	5.60%, 04/01/2017		180,160
200,000	Energy Transfer Equity LP
	7.50%, 10/15/2020		231,000
	Energy XXI Gulf Coast Inc
100,000	9.25%, 12/15/2017		114,250
25,000	7.75%, 06/15/2019		27,313
100,000	EP Energy LLC / EP Energy Finance Inc
	9.38%, 05/01/2020		112,000
50,000	EPE Holdings LLC / EP Energy Bond Co Inc(b)
	8.13%, 12/15/2017		49,563
75,000	Forbes Energy Services Ltd
	9.00%, 06/15/2019		66,750
150,000	Forest Oil Corp
	7.25%, 06/15/2019		150,750
200,000	Gazprom Neft OAO Via GPN Capital SA(b)
	4.38%, 09/19/2022		204,500
95,965	Gazprom OAO Via Gazprom International SA
	7.20%, 02/01/2020		107,518
	Halcon Resources Corp(b)
75,000	9.75%, 07/15/2020		81,000
50,000	8.88%, 05/15/2021		53,000
400,000	Hess Corp
	5.60%, 02/15/2041		473,071
	Holly Energy Partners LP / Holly Energy Finance Corp
50,000	8.25%, 03/15/2018		54,375

Principal Amount			Value

Energy — (continued)
$50,000	6.50%, 03/01/2020(b)	$	53,500
	Husky Energy Inc
150,000	6.15%, 06/15/2019		183,475
925,000	3.95%, 04/15/2022		993,691
50,000	Inergy Midstream LP / NRGM Finance Corp(b)
	6.00%, 12/15/2020		51,625
200,000	KazMunaiGaz Finance Sub BV(b)
	6.38%, 04/09/2021		244,750
	Kinder Morgan Energy Partners LP
500,000	5.13%, 11/15/2014		598,415
200,000	5.95%, 02/15/2018		239,463
	Linn Energy LLC / Linn Energy Finance Corp
75,000	8.63%, 04/15/2020		81,750
75,000	7.75%, 02/01/2021		79,875
50,000	Lone Pine Resources Canada Ltd
	10.38%, 02/15/2017		47,000
200,000	Lukoil International Finance BV(b)
	6.13%, 11/09/2020		231,250
	Marathon Petroleum Corp
700,000	5.13%, 03/01/2021		823,788
500,000	6.50%, 03/01/2041		633,528
125,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
	6.25%, 06/15/2022		136,250
685,000	Nabors Industries Inc
	5.00%, 09/15/2020		744,348
175,000	Newfield Exploration Co
	5.63%, 07/01/2024		189,000
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021		106,250
75,000	6.88%, 01/15/2023		80,437
272,000	Pacific Rubiales Energy Corp(b)
	7.25%, 12/12/2021		314,160
	Petrobras International Finance Co - Pifco
100,000	2.88%, 02/06/2015		102,609
100,000	7.88%, 03/15/2019		124,908
100,000	5.38%, 01/27/2021		112,582
900,000	Petroleos de Venezuela SA
	8.50%, 11/02/2017		888,750
500,000	Petroleos Mexicanos
	6.50%, 06/02/2041		627,500
285,000	Phillips 66(b)
	4.30%, 04/01/2022		318,464
40,000	Regency Energy Partners LP / Regency Energy Finance Corp
	9.38%, 06/01/2016		42,900
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021		53,500
100,000	8.13%, 10/15/2022		109,500
	SESI LLC
75,000	6.38%, 05/01/2019		80,250
50,000	7.13%, 12/15/2021		55,625
50,000	Southern Star Central Corp
	6.75%, 03/01/2016		50,875
250,000	Spectra Energy Capital LLC
	6.25%, 02/15/2013		251,586

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Energy — (continued)
$365,000	Talisman Energy Inc
	5.50%, 05/15/2042	$	402,285
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
50,000	6.88%, 02/01/2021		54,750
50,000	6.38%, 08/01/2022(b)		54,500
28,000	Thermon Industries Inc
	9.50%, 05/01/2017		31,080
	Valero Energy Corp
50,000	4.75%, 04/01/2014		52,056
150,000	9.38%, 03/15/2019		206,322
400,000	7.50%, 04/15/2032		513,201
100,000	W&T Offshore Inc
	8.50%, 06/15/2019		107,500
300,000	Williams Partners LP
	5.25%, 03/15/2020		345,586
	XTO Energy Inc
105,000	6.75%, 08/01/2037		162,477
300,000	6.38%, 06/15/2038		439,665
200,000	Zhaikmunai LP Via Zhaikmunai International BV(b)
	7.13%, 11/13/2019		209,000

			17,725,507

Financial — 7.42%
	ACE INA Holdings Inc
200,000	5.60%, 05/15/2015		222,005
10,000	5.70%, 02/15/2017		11,742
	Aflac Inc
265,000	2.65%, 02/15/2017		278,574
300,000	8.50%, 05/15/2019		408,581
600,000	Alexandria Real Estate Equities Inc
	4.60%, 04/01/2022		644,027
	Ally Financial Inc
50,000	8.30%, 02/12/2015		55,688
125,000	5.50%, 02/15/2017		133,720
200,000	6.25%, 12/01/2017		221,443
175,000	8.00%, 03/15/2020		214,375
862,000	American Express Co(b)
	2.65%, 12/02/2022		855,900
	American Express Credit Corp
400,000	5.88%, 05/02/2013		407,222
125,000	2.75%, 09/15/2015		131,048
350,000	American Honda Finance Corp(b)
	4.63%, 04/02/2013		353,638
250,000	American Tower Corp
	4.50%, 01/15/2018		274,054
80,000	Associated Banc-Corp
	5.13%, 03/28/2016		87,817
250,000	AvalonBay Communities Inc
	5.70%, 03/15/2017		291,624
150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b)
	4.13%, 11/09/2022		152,625
	Bank of America Corp
250,000	5.38%, 06/15/2014		264,209
100,000	4.50%, 04/01/2015		106,593

Principal Amount			Value

Financial — (continued)
$125,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014	$	135,834
300,000	Berkshire Hathaway Finance Corp
	4.85%, 01/15/2015		325,467
100,000	Berkshire Hathaway Inc(a)
	1.01%, 08/15/2014		101,032
150,000	Caixa Economica Federal(b)
	3.50%, 11/07/2022		151,875
300,000	Capital One Capital IV(a)
	6.75%, 02/17/2037		300,000
175,000	Capital One Capital V
	10.25%, 08/15/2039		175,000
250,000	Capital One Financial Corp
	7.38%, 05/23/2014		271,957
210,000	Chubb Corp
	5.75%, 05/15/2018		258,091
	CIT Group Inc
125,000	4.75%, 02/15/2015(b)		130,000
175,000	5.25%, 03/15/2018		187,250
25,000	6.63%, 04/01/2018(b)		28,250
	Citigroup Inc
2,000	5.13%, 05/05/2014		2,107
400,000	5.38%, 08/09/2020		471,379
1,000,000	6.88%, 03/05/2038		1,316,457
325,000	City National Corp/CA(c)
	5.25%, 09/15/2020		362,014
350,000	CME Group Inc(b)
	4.40%, 03/15/2018		397,842
500,000	CNA Financial Corp
	5.88%, 08/15/2020		589,902
2,000,000	Credit Suisse USA Inc
	4.88%, 01/15/2015		2,155,558
250,000	Discover Financial Services(b)
	3.85%, 11/21/2022		257,969
250,000	Fifth Third Bancorp
	3.63%, 01/25/2016		267,106
200,000	FMR LLC(b)
	7.57%, 06/15/2029		267,344
500,000	Ford Motor Credit Co LLC
	3.00%, 06/12/2017		513,712
20,000	Franklin Resources Inc
	4.63%, 05/20/2020		22,999
	General Electric Capital Corp
500,000	0.98%, 04/07/2014(a)		502,700
300,000	4.88%, 03/04/2015		324,876
500,000	2.90%, 01/09/2017		528,671
500,000	5.50%, 01/08/2020		591,855
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b)
	3.80%, 06/18/2019		532,789
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018		17,622
750,000	5.38%, 03/15/2020		859,522
1,250,000	5.25%, 07/27/2021		1,424,970
750,000	6.13%, 02/15/2033		877,892
175,000	Harley-Davidson Financial Services Inc(b)
	3.88%, 03/15/2016		187,844

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Financial — (continued)
	Hartford Financial Services Group Inc
$325,000	5.13%, 04/15/2022	$	375,001
600,000	6.63%, 04/15/2042		762,876
375,000	Health Care Inc
	4.13%, 04/01/2019		403,410
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016		109,111
290,000	HSBC Holdings PLC
	5.10%, 04/05/2021		342,455
525,000	HSBC USA Inc
	2.38%, 02/13/2015		540,029
	International Lease Finance Corp
150,000	8.75%, 03/15/2017		173,250
100,000	5.88%, 08/15/2022		105,921
200,000	IPIC GMTN Ltd(b)
	6.88%, 11/01/2041		284,750
50,000	Janus Capital Group Inc(a)
	6.70%, 06/15/2017		57,146
550,000	JPMorgan Chase & Co
	4.50%, 01/24/2022		622,180
200,000	Korea Development Bank
	3.50%, 08/22/2017		213,986
785,000	Legg Mason Inc(b)
	6.00%, 05/21/2019		846,275
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021		252,575
350,000	4.95%, 05/01/2022		381,460
225,000	Lincoln National Corp
	4.20%, 03/15/2022		241,389
	MetLife Inc
250,000	6.75%, 06/01/2016		296,087
500,000	6.82%, 08/15/2018		629,886
300,000	MetLife Institutional Funding II(b)
	1.63%, 04/02/2015		305,628
	Morgan Stanley
550,000	4.75%, 04/01/2014(c)		569,511
320,000	3.80%, 04/29/2016		335,931
500,000	National Rural Utilities Cooperative Finance Corp
	10.38%, 11/01/2018		739,108
150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039		211,062
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
50,000	5.63%, 03/15/2020		52,375
50,000	5.88%, 03/15/2022		53,000
230,000	Northwestern Mutual Life Insurance Co(b)
	6.06%, 03/30/2040		293,639
175,000	Nuveen Investments Inc(b)
	9.50%, 10/15/2020		174,125
250,000	Pacific Life Global Funding(b)
	5.15%, 04/15/2013		253,322
	PNC Funding Corp
165,000	5.63%, 02/01/2017		190,506
250,000	5.13%, 02/08/2020		297,332

Principal Amount			Value

Financial — (continued)
$100,000	Power Sector Assets & Liabilities Management Corp
	7.39%, 12/02/2024	$	139,250
300,000	ProLogis LP
	6.30%, 06/01/2013		305,663
100,000	Qatari Diar Finance QSC(b)
	5.00%, 07/21/2020		116,750
200,000	Raymond James Financial Inc
	4.25%, 04/15/2016		210,276
250,000	RCI Banque SA(b)
	4.60%, 04/12/2016		262,557
75,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b)
	9.50%, 06/15/2019		81,375
300,000	Santander US Debt SAU(b)
	3.78%, 10/07/2015		301,707
200,000	Sasol Financing International PLC
	4.50%, 11/14/2022		201,000
100,000	Simon Property Group LP
	6.13%, 05/30/2018		121,811
90,000	State Street Corp
	4.30%, 05/30/2014		94,857
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067		217,500
275,000	Travelers Cos Inc
	5.50%, 12/01/2015		311,256
200,000	Turkiye Garanti Bankasi AS(b)
	5.25%, 09/13/2022		215,000
500,000	UDR Inc
	4.63%, 01/10/2022		549,866
250,000	US Bank NA
	4.95%, 10/30/2014		268,800
500,000	Wachovia Corp
	5.75%, 02/01/2018		599,021
800,000	Wells Fargo & Co
	4.60%, 04/01/2021		920,193
	Wells Fargo Bank NA
750,000	4.75%, 02/09/2015		805,513
250,000	5.95%, 08/26/2036		315,432
250,000	Westpac Banking Corp
	4.88%, 11/19/2019		291,664
400,000	Weyerhaeuser Co
	7.38%, 10/01/2019		494,374

			36,589,962

Foreign Government Obligations — 1.22%
150,000	Argentina Boden Bonds
	7.00%, 10/03/2015		136,500
	Argentine Republic Government International Bond
351,447	8.28%, 12/31/2033		251,285
1,000,000	6.27%, 12/15/2035(a)		72,000
100,000	Banco de Credito del Peru/ Panama(b)
	5.38%, 09/16/2020		110,750
	Brazilian Government International Bond
100,000	4.88%, 01/22/2021		120,500

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Foreign Government Obligations — (continued)
$200,000	11.00%, 08/17/2040	$250,250
	Colombia Government International Bond
100,000	7.38%, 01/27/2017	123,400
200,000	4.38%, 07/12/2021	230,300
500,000	Corp Andina de Fomento
	4.38%, 06/15/2022	541,381
	Indonesia Government International Bond
200,000	6.63%, 02/17/2037	267,500
200,000	5.25%, 01/17/2042(b)	232,250
200,000	Lithuania Government International Bond(b)
	6.63%, 02/01/2022	255,760
	Mexico Government International Bond
300,000	5.95%, 03/19/2019	369,000
200,000	3.63%, 03/15/2022	218,750
301,000	6.75%, 09/27/2034	433,440
100,000	4.75%, 03/08/2044	113,000
100,000	Panama Government International Bond
	6.70%, 01/26/2036	142,000
100,000	Peruvian Government International Bond
	6.55%, 03/14/2037	144,500
150,000	Philippine Government International Bond
	6.38%, 01/15/2032	205,500
449,500	Russian Foreign Bond - Eurobond(k)
	2.53%, 03/31/2030	577,338
100,000	Sri Lanka Government International Bond(b)
	6.25%, 10/04/2020	108,750
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	415,625
100,000	6.88%, 03/17/2036	135,000
100,000	Uruguay Government International Bond
	7.63%, 03/21/2036	154,400
170,000	Venezuela Government International Bond
	9.38%, 01/13/2034	168,300
200,000	Vnesheconombank Via VEB Finance PLC(b)
	5.38%, 02/13/2017	219,000

		5,996,479

Industrial — 1.97%
75,000	ADS Waste Holdings Inc(b)
	8.25%, 10/01/2020	78,750
50,000	Aleris International Inc(d)(e)(f)(j)
	9.00%, 12/15/2014	0
50,000	Anixter Inc
	5.63%, 05/01/2019	52,625
200,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020	218,000

Principal Amount		Value

Industrial — (continued)
$150,000	B/E Aerospace Inc
	5.25%, 04/01/2022	$	159,000
175,000	Belden Inc(b)
	5.50%, 09/01/2022		179,812
75,000	BOE Merger Corp(b)
	9.50%, 11/01/2017		75,000
75,000	Building Materials Corp of America(b)
	6.75%, 05/01/2021		82,875
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015		405,116
250,000	5.75%, 05/01/2040		308,206
100,000	BWAY Holding Co
	10.00%, 06/15/2018		111,000
350,000	Caterpillar Inc
	7.00%, 12/15/2013		371,481
50,000	Cleaver-Brooks Inc(b)
	8.75%, 12/15/2019		51,625
75,000	Dematic SA / DH Services Luxembourg Sarl(b)
	7.75%, 12/15/2020		75,000
320,000	Dover Corp
	5.45%, 03/15/2018		379,366
100,000	Dynacast International LLC / Dynacast Finance Inc
	9.25%, 07/15/2019		107,000
	Embraer Overseas Ltd
150,000	6.38%, 01/24/2017		168,750
50,000	6.38%, 01/15/2020		57,750
90,000	Emerson Electric Co
	4.88%, 10/15/2019		107,748
75,000	FGI Operating Co LLC / FGI Finance Inc(b)
	7.88%, 05/01/2020		77,250
125,000	General Cable Corp(b)
	5.75%, 10/01/2022		129,375
75,000	Greif Inc
	7.75%, 08/01/2019		86,625
120,000	Hubbell Inc
	5.95%, 06/01/2018		143,539
	Interline Brands Inc
50,000	7.50%, 11/15/2018		54,000
150,000	10.00%, 11/15/2018(b)		162,750
100,000	JB Poindexter & Co Inc(b)
	9.00%, 04/01/2022		103,375
150,000	Kemet Corp
	10.50%, 05/01/2018		147,938
50,000	Koppers Inc
	7.88%, 12/01/2019		55,000
150,000	Masonite International Corp/Pre-July 2011(b)
	8.25%, 04/15/2021		160,500
50,000	Maxim Crane Works LP / Maxim Finance Corp(b)
	12.25%, 04/15/2015		51,250
50,000	Mcron Finance Sub LLC / Mcron Finance Corp(b)
	8.38%, 05/15/2019		51,250
	Mueller Water Products Inc
100,000	7.38%, 06/01/2017		103,250

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Industrial — (continued)
$46,000	8.75%, 09/01/2020	$52,440
175,000	Nortek Inc
	8.50%, 04/15/2021	194,250
	Odebrecht Finance Ltd
200,000	6.00%, 04/05/2023	231,250
100,000	7.50%, 09/29/2049(b)	109,250
75,000	Packaging Dynamics Corp(b)
	8.75%, 02/01/2016	78,375
50,000	Pactiv LLC
	7.95%, 12/15/2025	41,000
350,000	Pentair Ltd
	5.00%, 05/15/2021	395,362
100,000	PHI Inc
	8.63%, 10/15/2018	107,000
	Ply Gem Industries Inc
50,000	9.38%, 04/15/2017(b)	53,250
75,000	8.25%, 02/15/2018(c)	81,000
	Republic Services Inc
750,000	5.25%, 11/15/2021	883,950
250,000	6.20%, 03/01/2040	313,745
120,000	Rock-Tenn Co(b)
	4.45%, 03/01/2019	129,465
250,000	Rockwell Collins Inc
	3.10%, 11/15/2021	262,633
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b)
	10.00%, 06/01/2020	84,000
185,000	Roper Industries Inc
	6.63%, 08/15/2013	191,589
540,000	Ryder System Inc
	3.15%, 03/02/2015	557,713
	Sealed Air Corp(b)
75,000	6.50%, 12/01/2020	81,000
125,000	8.38%, 09/15/2021	142,813
150,000	Silver II Borrower / Silver II US Holdings LLC(b)
	7.75%, 12/15/2020	155,250
75,000	Stoneridge Inc(b)
	9.50%, 10/15/2017	79,875
250,000	Timken Co
	6.00%, 09/15/2014	267,141
	TransDigm Inc
75,000	7.75%, 12/15/2018	82,969
100,000	5.50%, 10/15/2020(b)	104,000
218,000	Union Pacific Corp
	4.16%, 07/15/2022	246,600
150,000	Valmont Industries Inc
	6.63%, 04/20/2020	176,606
75,000	Viasystems Inc(b)
	7.88%, 05/01/2019	73,500
200,000	Voto-Votorantim Overseas Trading Operations NV
	6.63%, 09/25/2019	234,000

		9,725,232

Principal Amount		Value

Mortgage-Backed Securities — 25.54%
	COMM 2012-CCRE1 Mortgage Trust
	Series 2012-CR1, Class AM
$1,420,000	3.91%, 05/15/2045	$	1,539,364
	Series 2012-CR1 , Class B
2,150,000	4.61%, 05/15/2045		2,367,109
1,370,000	COMM 2012-LC4 Mortgage Trust
	Series 2012-LC4 , Class AM
	4.06%, 12/10/2044		1,499,031
410,166	Commercial Mortgage Pass-Through Certificates Series 2006-C4
	Series 2006-C4, Class AAB
	5.44%, 09/15/2039		415,266
	Federal Home Loan Mortgage Corp
185,354	5.50%, 02/01/2018		199,623
95,794	4.00%, 12/01/2020		101,723
36,563	4.50%, 04/01/2021		39,006
74,341	6.00%, 05/01/2021		80,456
32,440	4.50%, 07/01/2021		34,461
77,086	5.00%, 03/01/2022		82,791
55,172	6.00%, 11/01/2033		61,351
73,812	6.00%, 04/01/2035		80,833
171,337	4.50%, 05/01/2035		184,182
652,301	5.50%, 08/01/2035		708,133
141,213	4.50%, 11/01/2035		151,799
59,777	6.50%, 02/01/2036		67,215
112,934	4.50%, 03/01/2036		121,400
91,987	6.00%, 03/01/2036		100,248
126,686	5.50%, 06/01/2036		137,094
87,517	5.87%, 07/01/2036(a)		94,268
526,981	5.50%, 08/01/2036		570,275
2,269,731	5.00%, 04/01/2037		2,444,496
974,109	2.86%, 05/01/2037(a)		1,044,297
107,989	6.00%, 08/01/2037		117,519
107,469	7.00%, 08/01/2037		123,985
818,382	5.00%, 04/01/2038		880,628
2,266,534	5.50%, 05/01/2038		2,447,074
1,056,908	4.50%, 03/01/2039		1,134,159
3,052,893	4.50%, 05/01/2039		3,276,035
582,696	4.00%, 09/01/2040		622,607
2,806,835	5.00%, 09/01/2040		3,020,325
618,361	3.50%, 12/01/2040		658,072
3,313,376	4.00%, 12/01/2040		3,540,324
3,800,576	5.00%, 02/01/2041		4,130,032
3,827,720	3.50%, 12/01/2041		4,073,540
	Federal National Mortgage Association
1,000,000	0.50%, 09/28/2015		1,003,155
1,000,000	0.88%, 08/28/2017		1,002,885
133,279	5.00%, 02/01/2018		144,839
279,587	4.50%, 06/01/2018		301,523
3,708,312	3.50%, 01/01/2031		3,964,861
73,441	4.50%, 08/01/2035		79,449
254,724	6.00%, 02/01/2036		278,874
326,271	5.50%, 03/01/2036		354,911
286,521	6.50%, 06/01/2036		340,222
558,522	6.00%, 02/01/2037		611,476
573,631	6.00%, 03/01/2037		628,017

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$3,984	6.50%, 04/01/2037	$4,735
338,778	6.00%, 08/01/2037	370,897
200,628	6.50%, 08/01/2037	225,255
4,204,868	4.50%, 07/01/2039	4,543,632
1,977,906	4.00%, 10/01/2041	2,123,028
3,623,945	3.50%, 12/01/2041	3,866,729
5,916,774	4.00%, 12/01/2041	6,350,895
	Series 2012-1, Class F
4,197,406	0.66%, 02/25/2042(a)	4,235,883
6,501,727	3.00%, 05/01/2042	6,819,502
1,930,306	3.00%, 06/01/2042	2,024,651
6,167,501	3.50%, 07/01/2042	6,594,181
23,858,452	3.00%, 10/01/2042	25,024,545
362,183	2.95%, 03/01/2047(a)	386,518
4,267,343	Freddie Mac REMICS
	Series 2976, Class KJ(a)
	0.56%, 05/15/2035	4,285,723
1,857,749	Government National Mortgage Association
	Series 2011-H15, Class FA(a)
	0.66%, 06/20/2061	1,867,162
	GS Mortgage Securities Corp II
	Series 2012-GCJ7, Class AS
1,500,000	4.09%, 05/10/2045	1,639,838
	Series 2012-GCJ7, Class B
2,325,000	4.74%, 05/10/2045	2,565,735
200,000	Merrill Lynch Mortgage Trust
	Series 2008-C1, Class AM(a)
	6.28%, 02/12/2051	233,092
1,500,000	Morgan Stanley Capital I Trust 2007-IQ16
	Series 2007-IQ16, Class AM(a)
	6.10%, 12/12/2049	1,757,201
1,850,000	Morgan Stanley Capital I Trust 2012-C4
	Series 2012-C4, Class AS
	3.77%, 03/15/2045	1,975,730
1,300,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1
	Series 2011-C1, Class A3(a)
	3.60%, 01/10/2045	1,424,921
2,000,000	Wells Fargo Commercial Mortgage Trust
	Series 2010-C1, Class A2(b)
	4.39%, 11/15/2043	2,291,428
350,000	WFRBS Commercial Mortgage Trust 2011-C6
	SUB Series 2012-C6, Class B
	4.70%, 04/15/2045	386,468

		125,856,682

Municipal Bonds and Notes — 0.10%
500,000	City of Chicago IL
	5.43%, 01/01/2042	512,820
50,000	State of Illinois(d)(f)(g)
	0.00%, 11/15/2016	1,000

		513,820

Principal Amount		Value

Technology — 1.08%
$175,000	Advanced Micro Devices Inc(c)
	7.75%, 08/01/2020	$146,562
50,000	Allen Systems Group Inc(b)(d)
	10.50%, 11/15/2016	37,000
75,000	Aspect Software Inc
	10.63%, 05/15/2017	67,875
150,000	Audatex North America Inc(b)
	6.75%, 06/15/2018	160,500
	CDW LLC / CDW Finance Corp
63,000	12.54%, 10/12/2017	67,331
125,000	8.50%, 04/01/2019	135,313
500,000	Dell Inc
	7.10%, 04/15/2028	601,992
100,000	Emdeon Inc
	11.00%, 12/31/2019	115,500
125,000	Epicor Software Corp
	8.63%, 05/01/2019	131,250
	First Data Corp(b)
50,000	7.38%, 06/15/2019	51,750
275,000	8.75%, 01/15/2022	281,187
500,000	Fiserv Inc
	6.80%, 11/20/2017	601,604
	Freescale Semiconductor Inc
50,000	9.25%, 04/15/2018(b)	54,625
47,000	10.75%, 08/01/2020	50,408
	Hewlett-Packard Co
150,000	6.13%, 03/01/2014	157,683
250,000	2.13%, 09/13/2015	249,827
275,000	3.30%, 12/09/2016	279,919
100,000	iGATE Corp(c)
	9.00%, 05/01/2016	108,375
	Infor US Inc
150,000	11.50%, 07/15/2018	175,500
125,000	9.38%, 04/01/2019	140,312
75,000	Legend Acquisition Sub Inc(b)
	10.75%, 08/15/2020	67,875
75,000	MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co
	10.50%, 04/15/2018	84,000
50,000	Mantech International Corp
	7.25%, 04/15/2018	53,125
	NCR Corp(b)
100,000	4.63%, 02/15/2021	100,000
50,000	5.00%, 07/15/2022	50,813
125,000	Nuance Communications Inc(b)
	5.38%, 08/15/2020	130,625
100,000	Oracle Corp
	6.50%, 04/15/2038	139,052
125,000	Seagate HDD Cayman
	7.00%, 11/01/2021	134,063
50,000	Serena Software Inc
	10.38%, 03/15/2016	51,250
125,000	Sophia LP / Sophia Finance Inc(b)
	9.75%, 01/15/2019	134,688
125,000	Spansion LLC
	7.88%, 11/15/2017	127,500
100,000	SSI Investments II Ltd / SSI Co-Issuer LLC
	11.13%, 06/01/2018	110,625

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Technology — (continued)
	SunGard Data Systems Inc
$50,000	6.63%, 11/01/2019(b)	$51,125
125,000	7.63%, 11/15/2020	136,563
325,000	Xerox Corp
	2.95%, 03/15/2017	333,457

		5,319,274

U.S. Government Agency Obligations — 0.92%
2,500,000	Federal Home Loan Bank
	5.00%, 11/17/2017	2,997,120
1,500,000	Federal Home Loan Mortgage Corp
	4.13%, 09/27/2013	1,543,734

		4,540,854

U.S. Treasury Bonds and Notes — 25.91%
6,000,000	U.S. Treasury Inflation Indexed Bonds (TIPS)
	0.63%, 07/15/2021	6,999,825
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015(l)	163,488
16,125,000	1.00%, 08/31/2016	16,432,375
11,000,000	1.00%, 09/30/2016	11,209,682
20,000,000	0.88%, 11/30/2016(c)	20,282,820
13,600,000	0.50%, 07/31/2017	13,518,182
13,000,000	0.63%, 08/31/2017	12,987,806
20,000,000	0.63%, 09/30/2017	19,964,060
4,000,000	3.50%, 05/15/2020	4,644,064
1,600,000	1.63%, 11/15/2022(c)	1,582,499
6,000,000	4.50%, 02/15/2036	7,896,564
4,200,000	3.00%, 05/15/2042	4,278,750
8,000,000	2.75%, 08/15/2042	7,725,000

		127,685,115

Utilities — 2.47%
250,000	Cleveland Electric Illuminating Co
	5.95%, 12/15/2036	284,305
	Comision Federal de Electricidad(b)
200,000	4.88%, 05/26/2021	226,500
200,000	5.75%, 02/14/2042	226,500
1,300,000	Commonwealth Edison Co
	5.80%, 03/15/2018	1,573,811
150,000	Dubai Electricity & Water Authority(b)
	7.38%, 10/21/2020	184,500
300,000	Duke Energy Indiana Inc
	6.05%, 06/15/2016	345,004
300,000	Electricite de France SA(b)
	5.60%, 01/27/2040	344,937
	Enel Finance International NV(b)
1,500,000	3.88%, 10/07/2014	1,544,418
1,000,000	6.00%, 10/07/2039	968,347
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
75,000	10.00%, 12/01/2020	84,563

Principal Amount		Value

Utilities — (continued)
$50,000	11.75%, 03/01/2022(b)	$55,500
250,000	Exelon Generation Co LLC
	5.75%, 10/01/2041	277,427
250,000	FirstEnergy Solutions Corp
	6.05%, 08/15/2021	286,129
750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020	876,040
19,370	FPL Energy National Wind Portfolio LLC(b)(d)
	6.13%, 03/25/2019	16,512
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021	99,156
130,000	Majapahit Holding BV
	7.75%, 01/20/2020	163,475
300,000	MidAmerican Energy Co
	4.65%, 10/01/2014	320,231
550,000	MidAmerican Energy Holdings Co
	5.95%, 05/15/2037	679,087
200,000	Northern States Power Co/MN
	5.25%, 03/01/2018	239,352
225,000	NRG Energy Inc
	7.63%, 05/15/2019	240,750
750,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034	966,302
410,000	PPL Capital Funding Inc
	4.20%, 06/15/2022	440,915
125,000	PPL Energy Supply LLC
	6.00%, 12/15/2036	138,164
250,000	PPL WEM Holdings PLC(b)
	5.38%, 05/01/2021	281,174
250,000	Sempra Energy
	9.80%, 02/15/2019	350,033
350,000	Southern California Gas Co
	5.50%, 03/15/2014	370,686
250,000	TECO Finance Inc
	5.15%, 03/15/2020	290,784
300,000	Westar Energy Inc
	5.88%, 07/15/2036	320,122

		12,194,724

TOTAL BONDS AND NOTES — 89.85% (Cost $427,411,223)		$442,854,288

Shares

COMMON STOCK
Convertible Preferred Stock — 0.00%(m)
402	General Motors Co (n)	11,590

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Convertible Preferred Stock — (continued)
101	Motors Liquidation Co GUC Trust (n)	$2,141

		13,731

TOTAL COMMON STOCK — 0.00%(m) (Cost $39,432)		$13,731

WARRANTS
Convertible Preferred Stock — 0.00%(m)
366	General Motors Co, expiring 7/10/2016 (n)	7,137
366	General Motors Co, expiring 7/10/2019 (n)	4,571

		11,708

TOTAL WARRANTS — 0.00%(m) (Cost $45,183)		$11,708

Principal Amount

SECURITIES LENDING COLLATERAL
$ 6,998,978	Undivided interest of 10.15% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $6,998,978 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	6,998,978

6,998,980	Undivided interest of 12.98% in a repurchase agreement (principal amount/value $54,000,000 with a maturity value of $54,000,750) with Goldman Sachs & Co., 0.25%, dated 12/31/12, to be repurchased at $6,998,980 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.50% - 5.00%, 10/1/25 - 12/1/42, with a value of $55,080,000.	6,998,980

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,044,692	Undivided interest of 6.03% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $1,044,692 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	$1,044,692

173,568	Undivided interest of 8.69% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $173,568 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	173,568

1,693,223	Undivided interest of 11.68% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $1,693,223 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.	1,693,223

29,684	Undivided interest of 8.60% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $29,684 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	29,684

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 6,998,980	Undivided interest of 13.31% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $6,998,980 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.	$	6,998,980

TOTAL SECURITIES LENDING COLLATERAL — 4.86% (Cost $23,938,105)		$	23,938,105

Principal Amount			Value

SHORT TERM INVESTMENTS
$ 25,899,000	Federal Farm Credit Banks Funding Corp 0.01%, 01/02/2013	$	25,898,993
23,000,000	International Bank for Reconstruction & Development 0.03%, 01/03/2013		22,999,962

TOTAL SHORT TERM INVESTMENTS — 9.92% (Cost $48,898,955)		$	48,898,955

TOTAL INVESTMENTS — 104.63% (Cost $500,332,898)		$	515,716,787

OTHER ASSETS & LIABILITIES, NET — (4.63)%		$	(22,827,485)

TOTAL NET ASSETS — 100.00%		$	492,889,302

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2012.
(b)	Restricted security; at December 31, 2012, the aggregate cost and fair value of restricted securities was $58,646,055 and $60,990,354, respectively, representing 12.37% of net assets.
(c)	A portion or all of the security is on loan at December 31, 2012.
(d)	Illiquid security; at December 31, 2012, the aggregate cost and fair value of illiquid securities was $214,597 and $140,262, respectively, representing 0.03% of net assets.
(e)	Security has no fair value at December 31, 2012.
(f)	Domestic security is fair valued at December 31, 2012.
(g)	The security’s yield to maturity was less than 0.01%.
(h)	Security in bankruptcy at December 31, 2012.
(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)

Security in default; some interest payments received during the last 12 months. At December 31, 2012, the aggregate fair value of the securities in default was $5,500, representing 0.00% of net assets.

(k)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2012. Maturity date disclosed represents final maturity date.

(l)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(m)	Represents less than 0.005% of net assets.
(n)	Non-income producing security.
TIPS	Treasury Inflation Protected Securities

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of December 31, 2012

At December 31, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 2 Year Treasury Note Short Futures	180	USD	$39,684,375	March 2013	$(19,687)

U.S. 5 Year Treasury Note Long Futures	200	USD	24,882,813	March 2013	25,022

U.S. Treasury Bond Long Futures	10	USD	1,475,000	March 2013	(15,625)

U.S. Ultra Bond Short Futures	15	USD	2,438,906	March 2013	30,117

U.S. 10 Year Treasury Note Long Futures	80	USD	10,622,500	March 2013	(3,750)

				Net Appreciation	$16,077

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Federated Bond Fund

ASSETS:
Investments in securities, fair value (including $23,415,379 of securities on loan)(a)	$515,716,787
Cash	247,720
Interest receivable	2,755,382
Subscriptions receivable	385,461
Receivable for investments sold	59,982
Variation margin on futures contracts	934

Total Assets	519,166,266

LIABILITIES:
Payable to investment adviser	286,836
Payable upon return of securities loaned	23,938,105
Redemptions payable	2,052,023

Total Liabilities	26,276,964

NET ASSETS	$492,889,302

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,501,836
Paid-in capital in excess of par	470,854,686
Net unrealized appreciation on investments and futures contracts	15,399,966
Accumulated net realized gain on investments and futures contracts	2,132,814

TOTAL NET ASSETS	$492,889,302

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	45,018,357

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.95

(a) Cost of investments	$500,332,898

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Federated Bond Fund

INVESTMENT INCOME:
Interest	$13,168,302
Income from securities lending	22,083

Total Income	13,190,385

EXPENSES:
Management fees	2,827,005

Total Expenses	2,827,005

NET INVESTMENT INCOME	10,363,380

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	11,188,250
Net realized loss on futures contracts	(2,836,314)

Net realized gain	8,351,936

Net change in unrealized appreciation on investments	4,374,017
Net change in unrealized appreciation on futures contracts	114,747

Net change in unrealized appreciation	4,488,764

Net Realized and Unrealized Gain on Investments and Futures Contracts	12,840,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,204,080

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Federated Bond Fund

OPERATIONS:
Net investment income	$10,363,380	$9,914,246
Net realized gain	8,351,936	5,075,013
Net change in unrealized appreciation	4,488,764	1,695,967

Net Increase in Net Assets Resulting from Operations	23,204,080	16,685,226

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(13,904,692)	(9,907,914)
From net realized gains	(4,878,026)	(380,641)

Total Distributions	(18,782,718)	(10,288,555)

CAPITAL SHARE TRANSACTIONS:
Shares sold	230,614,490	119,443,935
Shares issued in reinvestment of distributions	18,782,718	10,288,555
Shares redeemed	(75,295,879)	(95,004,211)

Net Increase in Net Assets Resulting from Capital Share Transactions	174,101,329	34,728,279

Total Increase in Net Assets	178,522,691	41,124,950

NET ASSETS:
Beginning of year	314,366,611	273,241,661

End of year (a)	$492,889,302	$314,366,611

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	20,936,673	11,198,920
Shares issued in reinvestment of distributions	1,711,434	961,972
Shares redeemed	(6,831,053)	(8,890,451)

Net Increase	15,817,054	3,270,441

(a) Including undistributed net investment income:	$0	$6,332

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Federated Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.77		$10.54	$10.25	$9.53	$9.90
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(a)	0.37	0.41	0.48	0.52
Net realized and unrealized gain (loss)	0.37		0.24	0.29	0.75	(0.35)

Total From Investment Operations	0.65		0.61	0.70	1.23	0.17

LESS DISTRIBUTIONS:
From net investment income	(0.35)		(0.37)	(0.41)	(0.48)	(0.52)
From net realized gains	(0.12)		(0.01)	–	(0.03)	(0.02)

Total Distributions	(0.47)		(0.38)	(0.41)	(0.51)	(0.54)

NET ASSET VALUE, END OF YEAR	$10.95		$10.77	$10.54	$10.25	$9.53

TOTAL RETURN(b)	6.08%		5.85%	6.88%	13.07%	1.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$492,889		$314,367	$273,242	$191,389	$139,883
Ratio of expenses to average net assets	0.70%		0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	2.57%		3.45%	4.03%	4.91%	5.00%
Portfolio turnover rate	70%		78%	41%	36%	72%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim Federated Bond Portfolio’s name changed to Great-West Federated Bond Fund. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the

  Annual Report - December 31, 2012

market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Asset-Backed and Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Futures Contracts	Exchange traded close price.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

  Annual Report - December 31, 2012

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:
Asset-Backed Securities	$—	$46,172,511	$—	$46,172,511
Corporate Bonds and Notes	—	132,088,828	—	132,088,828
Domestic Government and Government Agency Obligations	—	132,225,969	—	132,225,969
Foreign Government Obligations	—	5,996,479	—	5,996,479
Mortgage-Backed Securities	—	125,856,682	—	125,856,682
Municipal Bonds and Notes	—	512,820	1,000	513,820
Equity Investments:
Domestic Common Stock	13,731	—	—	13,731
Derivative Investments:
Futures Contracts	55,139	—	—	55,139
Warrants	11,708	—	—	11,708
Securities Lending Collateral	—	23,938,105	—	23,938,105
Short Term Investments	—	48,898,954	—	48,898,954
Liabilities
Derivative Investments:
Futures Contracts	39,062	—	—	39,062

Total Investments(a)	$41,516	$515,690,348	$1,000	$515,732,864

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

  Annual Report - December 31, 2012

The Fund may hold bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  Annual Report - December 31, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and  IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.

  Annual Report - December 31, 2012

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $142,543,414 and $105,289,415, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $256,021,856 and $164,959,991, respectively.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $500,348,571. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $16,955,375 and gross depreciation of securities in which there was an excess of tax cost over value of $1,587,159 resulting in net appreciation of $15,368,216.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities.

Valuation of derivative instruments as of December 31, 2012 is as follows:

Asset Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

futures contracts	Net unrealized appreciation on investments and futures contracts	$16,077(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

futures contracts	Net realized loss on futures contracts	$(2,836,314)	Net change in unrealized appreciation on futures contracts	$114,747

The Fund held an average of 573 futures contracts for the reporting period.

6.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued

  Annual Report - December 31, 2012

interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $23,415,379 and received collateral of $23,938,105 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended, December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$3,534,980	$(3,534,980)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Distributions paid from:
Ordinary Income	$12,989,284	$9,907,914
Long-term capital gain	5,793,434	380,641

	$18,782,718	$10,288,555

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$–
Undistributed capital gains	2,164,564

Net accumulated earnings	2,164,564

Net unrealized appreciation on investments	15,368,216
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$17,532,780

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

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8.  TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Federated Bond Fund (formerly, Maxim Federated Bond Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Federated Bond Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great- West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp

Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great- West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great- West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A

Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great- West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer,
Chief Legal Counsel,
Financial Services, Great-
West Life & Annuity
Insurance Company and
Great-West Life & Annuity
Insurance Company of
New York; Chief
Compliance Officer, U.S.
Operations, The Great-
West Life Assurance
Company, The Canada
Life Assurance Company,
Crown Life Insurance
Company, and London
Life Insurance Company;
Secretary and Chief
Compliance Officer,
GWFS Equities, Inc.;
Chief Compliance Officer,
Advised Assets Group,
LLC; Chief Legal Officer
and Secretary, FASCore,
LLC; Chief Legal Counsel
& Chief Compliance
Officer, Great-West
Capital Management,
LLC; formerly, Secretary,
Great-West Capital
Management, LLC and
Great-West Funds

				N/A	N/A

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great- West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A

Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A

Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President
& Counsel, Great-West
Life & Annuity Insurance
Company; Assistant Vice
President, Counsel &
Secretary, Great-West
Capital Management,
LLC; formerly, Assistant
Secretary, Great-West
Capital Management, LLC
and Great-West Funds

				N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment
Operations, Great-West
Life & Annuity Insurance
Company and
Great-West Life & Annuity
Insurance Company of
New York; Vice President
and Treasurer, GWFS
Equities, Inc. and Great-
West Trust Company,
LLC; Chief Financial
Officer & Treasurer,
Great-West Capital
Management, LLC;
formerly Investment
Operations Compliance
Officer, Great-West
Capital Management, LLC
and Great-West Funds

				N/A	N/A

David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President,
Product Management,
Great-West Life & Annuity
Insurance Company;
Manager, Vice President
and Managing Director,
Advised Assets Group,
LLC; Managing Director,
Great-West Capital
Management, LLC

				N/A	N/A

Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great- West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3)	Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013